Document And Entity Information	Apr. 02, 2026
Document Information [Line Items]
Entity, Registrant Name	NEXTPLAT CORP
Current Fiscal Year End Date	--12-31
Document, Type	8-K
Document, Period End Date	Apr. 02, 2026
Entity, Incorporation, State or Country Code	NV
Entity, File Number	001-40447
Entity, Tax Identification Number	65-0783722
Entity, Address, Address Line One	400 Ansin Blvd., Suite A
Entity, Address, City or Town	Hallandale Beach,
Entity, Address, State or Province	FL
Entity, Address, Postal Zip Code	33009
City Area Code	305
Local Phone Number	560-5381
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001058307
CommonStock Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	NXPL
Security Exchange Name	NASDAQ
Warrants Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	NXPLW
Security Exchange Name	NASDAQ